UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: May 31, 2007 Estimated average burden hours per response........21.09

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-004889

H&Q Life Sciences Investors
(Exact name of registrant as specified in charter)

30 Rowes Wharf, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Registrant's telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	12/31/2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-% (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b-15 under the Investment Company Act of 1940 (17CFR 270.3b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1.  Schedule of Investments.

H&Q LIFE SCIENCES INVESTORS

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2005

(Unaudited)

SHARES		VALUE
	CONVERTIBLE SECURITIES – 16.4% of Net Assets

	Convertible Preferred (Restricted) – 16.3%

	Drug Discovery Technologies – 1.6%
1,587,302	Agilix Corporation Series B (a) (b)	$380,952
250,000	Ceres, Inc. Series C (a)	1,500,000
18,296	Ceres, Inc. Series C-1 (a) (c)	109,776
174,200	Ceres, Inc. Series D (a) (c)	1,045,200
932,488	Galileo Pharmaceuticals, Inc. Series F-1 (a)	326,371
200,000	Zyomyx, Inc. Series A New (a)	20,000
200	Zyomyx, Inc. Series B New (a)	20
	Emerging Biopharmaceuticals – 5.0%
744,921	Agensys, Inc. Series C (a)	2,200,201
1,724,138	Corus Pharma, Inc. Series C (a)	1,000,000
1,212,121	Raven biotechnologies, Inc. Series B (a)	1,006,060
1,872,772	Raven biotechnologies, Inc. Series C (a)	1,554,401
2,722,015	Raven biotechnologies, Inc. Series D (a)	800,000
1,415,385	TargeGen, Inc. Series C (a)	1,840,001
30,920	Therion Biologics Corporation Series A (a)	37,722
160,000	Therion Biologics Corporation Series B (a)	195,200
271,808	Therion Biologics Corporation Series C (a) (c)	331,606
22,224	Therion Biologics Corporation Series C-2 (a) (c)	27,113
28,991	Therion Biologics Corporation Sinking Fund (a)	290
1,400,000	Xanthus Life Sciences, Inc. Series B (a)	1,400,000
	Healthcare Services – 3.6%
1,051,429	CardioNet, Inc. Series C (a)	3,680,001
322,168	CytoLogix Corporation Series A (a) (b)	265,789
151,420	CytoLogix Corporation Series B (a) (b) (c)	124,922
3,589,744	PHT Corporation Series D (a) (b)	2,800,000
802,996	PHT Corporation Series E (a) (b)	626,337
	Medical Devices and Diagnostics – 6.1%
3,235,293	Concentric Medical, Inc. Series B (a) (b)	4,529,410
1,162,790	Concentric Medical, Inc. Series C (a) (b)	1,627,906
455,333	Concentric Medical, Inc. Series D (a) (b)	637,466
177,778	EPR, Inc. Series A (a)	1,778
2,446,016	Labcyte, Inc. Series C (a)	1,280,000
130,000	Masimo Corporation Series D (a)	1,430,000
1,088,436	OmniSonics Medical Technologies, Inc. Series B (a)	1,454,151
1,031,992	OmniSonics Medical Technologies, Inc. Series C (a)	1,200,000
43,478	TherOx, Inc. Series H (a)	165,217
99,646	TherOx, Inc. Series I (a) (c)	384,733
		$33,982,623

PRINCIPAL AMOUNT		VALUE
	Convertible Notes (Restricted) – 0.1%

	Healthcare Services – 0.1%
$200,000	CardioNet, Inc. 8% Cvt. Note, due 2006 (c)	200,000

1

PRINCIPAL AMOUNT		VALUE
	CONVERTIBLE SECURITIES – continued

	Convertible Notes (Restricted) – continued

	Healthcare Services – continued
$112,224	CytoLogix Corporation 6.75% Cvt. Note (b) (d)	$112,224
		312,224
	TOTAL CONVERTIBLE SECURITIES (Cost $41,748,879)	$34,294,847

SHARES		VALUE
	COMMON STOCKS – 70.4%

	Biopharmaceuticals – 17.9%
468,500	Bioenvision, Inc. (a)	3,059,305
159,672	Critical Therapeutics warrants	95,803
456,205	Critical Therapeutics, Inc. (a)	3,275,552
270,903	Cubist Pharmaceuticals, Inc. (a)	5,756,689
28,000	Curis, Inc. (a)	101,203
414,100	Encysive Pharmaceuticals Inc. (a)	3,267,249
40,607	Genzyme Corporation (a)	2,874,163
140,675	Gilead Sciences, Inc. (a)	7,403,725
400,950	Insmed Inc. (a)	789,872
396,809	Inspire Pharmaceuticals, Inc. (a)	2,015,790
93,810	MedImmune, Inc. (a)	3,285,226
108,240	Myriad Genetics, Inc. (a)	2,251,392
670,000	Point Therapeutics, Inc. (a)	2,311,500
312,200	Vivus, Inc. (a)	924,112
		37,411,581

	Drug Delivery – 2.9%
535,355	DepoMed, Inc. (a)	3,212,130
141,710	Noven Pharmaceuticals, Inc. (a)	2,144,072
37,816	Penwest Pharmaceuticals Co. (a)	738,169
		6,094,371

	Drug Discovery Technologies – 4.9%
46,560	Avalon Pharmaceuticals, Inc. (a)	209,520
138,288	Avalon Pharmaceuticals, Inc. (Restricted) (a)	497,837
376,232	deCODE Genetics, Inc. (a)	3,107,676
501,000	Pharmacopeia Drug Discovery, Inc. (a)	1,783,560
120,737	Senomyx, Inc. (a)	1,463,332
180,050	ZymoGenetics, Inc. (a)	3,062,651
200,000	Zyomyx, Inc. (Restricted) (a)	2,000
		10,126,576

	Emerging Biopharmaceuticals – 21.9%
277,235	ACADIA Pharmaceuticals, Inc. (a)	2,730,765
366,659	Ariad Pharmaceuticals, Inc. (a)	2,144,955
243,828	Barrier Therapeutics, Inc. (a)	1,999,390

2

SHARES		VALUE
	COMMON STOCKS – continued

	Emerging Biopharmaceuticals – continued
368,929	Cytokinetics, Inc. (a)	$2,412,796
89,470	DOV Pharmaceutical, Inc. (a)	1,313,420
442,800	Epix Pharmaceuticals, Inc. (a)	1,788,912
328,380	Exelixis, Inc. (a)	3,093,340
378,130	Kosan Biosciences, Inc. (a)	1,678,897
965,000	Lexicon Genetics, Inc. (a)	3,522,250
31,059	Momenta Pharmaceuticals, Inc. (a)	684,540
41,707	Myogen, Inc. (a)	1,257,883
51,080	Myogen, Inc. warrants	1,142,149
158,810	Neurogen Corporation (a)	1,046,558
158,337	Nitromed, Inc. (a)	2,208,801
270,044	Nuvelo, Inc. (a)	2,190,057
153,300	Rigel Pharmaceuticals, Inc. (a)	1,281,588
595,700	Sangamo BioSciences, Inc. (a)	2,400,671
455,320	Seattle Genetics, Inc. (a)	2,149,110
526,924	Sirna Therapeutics, Inc. (a)	1,596,580
96,474	Telik, Inc. (a)	1,639,093
226,384	Tercica, Inc. (a)	1,623,173
259,216	Theravance, Inc. (a)	5,837,544
146,982	Therion Biologics Corporation (Restricted) (a)	1,470
		45,743,942

	Generic Pharmaceuticals – 5.3%
305,100	Caraco Pharmaceutical Laboratories, Ltd. (a)	2,739,798
404,082	Impax Laboratories, Inc. (a)	4,323,677
48,300	IVAX Corporation (a)	1,513,239
55,370	Teva Pharmaceutical Industries, Ltd. ADR	2,381,464
		10,958,178

	Healthcare Services – 2.8%
148,148	Aveta, Inc. (Restricted) (a)	1,999,998
17,416	Dako A/S (Restricted) (e)	181,301
233,705	Emageon, Inc. (a)	3,715,909
204,139	Syntiro Healthcare Services (Restricted) (a)	204
		5,897,412

	Medical Devices and Diagnostics – 14.7%
76,545	Adeza Biomedical Corporation (a)	1,611,272
74,250	Affymetrix, Inc. (a)	3,545,437
458,850	Align Technology, Inc. (a)	2,968,760
391,917	Conor Medsystems, Inc. (a)	7,583,594
58,800	Conor Medsystems, Inc. (Restricted) (a)	1,080,891
65,820	IDEXX Laboratories, Inc. (a)	4,737,724
130,000	Masimo Corporation (Restricted) (a)	1,300
195,217	Orchid Cellmark, Inc. (a)	1,483,649
784,900	Orthovita, Inc. (a)	3,045,412
139,019	Songbird Hearing, Inc. (Restricted) (a)	1,390
499,050	Third Wave Technologies, Inc. (a)	1,487,169

3

SHARES		VALUE
	COMMON STOCKS – continued

	Medical Devices and Diagnostics – continued
382,583	VNUS Medical Technologies, Inc. (a)	$3,206,046
		30,752,644

	TOTAL COMMON STOCKS (Cost $123,856,446)	$146,984,704

PRINCIPAL AMOUNT		VALUE
	SHORT-TERM INVESTMENTS – 14.6%

$12,400,000	American Express Credit Corp.; 3.50% due 01/05/06	12,395,178
13,000,000	General Electric Capital Corp.; 4.23% – 4.28%, due 1/3/06 – 1/6/06	12,994,786
5,000,000	Wisconsin Public Services Corp.; 4.36% due 1/10/06	4,994,550
	Total SHORT-TERM INVESTMENTS (Cost $30,384,514)	$30,384,514
	TOTAL INVESTMENTS – (101%) (Cost $195,989,839)	$211,664,065
	OTHER LIABILITIES IN EXCESS OF ASSETS - (-1%)	$(2,997,831)
	NET ASSETS – 100%	$208,666,234

4

(a)                                  Non-income producing security.

(b)                                 Affiliated issuers in which the Fund holds 5% or more of the voting securities (Total Market Value of $11,105,006).

(c)                                  Including associated warrants.

(d)                                 Variable maturity.

(e)                                  Foreign Security.

ADR                     American Depository Receipt.

Investment Securities Valuation - Investments traded on national securities exchanges or in the over-the-counter market that are National Market System securities are valued at the last sale price or, lacking any sales, at the mean between the last bid and asked prices.  Other over-the-counter securities are valued at the most recent bid prices as obtained from one or more dealers that make markets in the securities.   Exchange traded investments for which market quotations are not readily available are valued at fair value as determined in good faith by the Trustees of the Fund.  The value of venture capital and other restricted securities is determined in good faith by the Trustees. However, because of the uncertainty of venture capital and other restricted security valuations, these estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material. Short-term investments with maturity of 60 days or less are valued at amortized cost.

Federal Income Tax Cost- At December 31, 2005, the total cost of securities of Federal income tax purposed was $195,989,839. The net unrealized gain on securities held by the Fund was $15,674,227, including gross unrealized gain of $45,113,202 and gross unrealized loss of $29,438,975.

Affiliate Transactions – An affiliate issuer is a company in which the Fund holds 5% or more of the voting securities.  Transactions with such companies during the three months ended December 31, 2005 were as follows:

Issuer	Value on October 1, 2005	Purchases	Sales	Income	Value on December 31, 2005
Agilix Corporation	$380, 952	$—	$—	$—	$380,952
Concentric Medical, Inc.	6,794,782	—	—	—	6,794,782
CytoLogix Corporation	502,935	—	—	—	502,935
PHT Corporation	3,426,337	—	—	—	3,426,337
	$11,105,006	$—	$—	$—	$11,105,006

Venture Capital and Other Restriced Securities – The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s venture capital and other restricted securities at December 31, 2005, as determined by the Trustees of the Fund.  The Fund may invest in venture capital and other restricted securities if these securities would currently comprise 40% or less of net assets.  The value of these securities represent 18% of the Fund’s net assets at December 31, 2005. With the exception of Conor Medsystems, Inc. Restricted Common the Fund on its own does not have the right to demand that such securities be registered. Subject to certain conditions the Fund has the right to request registration of Conor Medsystems, Inc. Restricted Common.

			Carrying
	Acquisition		Value
Security (f)	Date	Cost	per Unit	Value
Agensys, Inc.
Series C Cvt. Pfd.	2/14/02, 9/27/05	$2,204,684	$2.95	$2,200,201
Agilix Corporation
Series B Cvt. Pfd.	11/8/01	2,009,507	0.24	380,952
Avalon Pharmaceuticals, Inc.
Restricted Common	10/22/01-2/11/05	2,145,319	3.60	497,837
Aveta, Inc.
Restricted Common	12/21/05	1,999,998	13.50	1,999,998
CardioNet, Inc.
Series C Cvt. Pfd.	5/3/01 - 3/25/03	3,700,899	3.50	3,680,001
Convertible Note	8/14/05	200,000	1.00	200,000
Ceres, Inc.
Series C Cvt. Pfd.	12/23/98	1,000,875	6.00	1,500,000
Series C-1 Cvt. Pfd.	3/31/01	74,325	6.00	109,776
Series D Cvt. Pfd.	3/14/01	1,046,778	6.00	1,045,200
Concentric Medical, Inc.
Series B Cvt. Pfd.	5/7/02 - 1/24/03	2,219,473	1.40	4,529,410
Series C Cvt. Pfd.	12/19/03	999,999	1.40	1,627,906
Series D Cvt. Pfd.	9/30/05	638,511	1.40	637,466
Conor Medsystems, Inc.
Restricted Common	10/23/03-8/6/04	351,643	18.38	1,080,891
Corus Pharma, Inc.
Series C Cvt. Pfd.	4/8/04	2,001,540	0.58	1,000,000
CytoLogix Corporation
Series A Cvt. Pfd.	1/13/98-7/21/99	1,077,912	0.83	265,789
Series B Cvt. Pfd.	1/11/01	506,622	0.83	124,922
Convertible Note	5/29/02	112,224	1.00	112,224
Dako A/S (g)
Restricted Common	6/14/04	734,913	10.41	181,301
EPR, Inc.
Series A Cvt. Pfd.	3/9/94	800,331	0.01	1,778
Galileo Pharmaceuticals, Inc.
Series F-1 Cvt. Pfd.	8/18/00	2,001,929	0.35	326,371
Labcyte, Inc.
Series C Cvt. Pfd.	7/18/05	1,282,337	0.52	1,280,000
Masimo Corporation
Series D Cvt. Pfd.	8/14/96	910,176	11.00	1,430,000
Restricted Common	3/31/98	0	0.01	1,300
Omnisonics Medical Technologies, Inc.
Series B Cvt. Pfd.	5/24/01	1,606,312	1.34	1,454,151
Series C Cvt. Pfd.	10/1/03	1,200,224	1.16	1,200,000
PHT Corporation
Series D Cvt. Pfd.	7/23/01	2,803,841	0.78	2,800,000
Series E Cvt. Pfd.	9/12/03-12/17/03	627,472	0.78	626,337
Raven biotechnologies, Inc.
Series B Cvt. Pfd.	12/12/00	2,001,150	0.83	1,006,060
Series C Cvt. Pfd.	11/26/02	1,554,400	0.83	1,554,401
Series D Cvt. Pfd.	6/23/05	803,610	0.29	800,000

			Carrying
	Acquisition		Value
Security(f)	Date	Cost	per Unit	Value
Songbird Hearing, Inc.
Restricted Common	12/14/00	2,003,239	0.01	1,390
Syntiro Heathcare Services
Restricted Common	2/5/97	800,325	0.001	204
TargeGen, Inc.
Series C Cvt. Pfd.	8/30/05	1,842,205	1.30	1,840,001
Therion Biologics Corporation
Series A Cvt. Pfd.	8/20/96-10/16/96	289,847	1.22	37,722
Series B Cvt. Pfd.	6/22/99	600,929	1.22	195,200
Series C Cvt. Pfd.	9/26/01-10/15/01	1,019,568	1.22	331,606
Series C-2 Cvt. Pfd.	8/13/03	40,003	1.22	27,113
Sinking Fund Cvt. Pfd.	10/18/94-4/3/96	582,505	0.01	290
Restricted Common	6/30/93	251,642	0.01	1,470
TherOx, Inc.
Series H Cvt. Pfd.	9/11/00	2,001,626	3.80	165,217
Series I Cvt. Pfd.	7/8/05	386,273	3.86	384,733
Xanthus Life Sciences, Inc.
Series B Cvt. Pfd.	12/5/03	1,400,880	1.00	1,400,000
Zyomyx, Inc.
Series A New Cvt. Pfd.	2/19/99-1/12/04	199,800	0.10	20,000
Series B New Cvt. Pfd.	3/31/04	112	0.10	20
New Restricted Common	2/19/99-7/22/02	2,401,101	0.01	2,000
		$52,437,059		$38,061,238	(h)

(f) See Schedule of Investments and corresponding footnotes for more information on each issuer.

(g) Foreign security

(h) Represents 18% of the Fund’s net assets as of December 31, 2005.

Item 2.  Controls and Procedures.

(a.)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b.)          There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	H&Q Life Sciences Investors

By (Signature and Title)	/s/ Daniel Omstead
Daniel Omstead, President

Date	February 28, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kathleen Eckert
Kathleen Eckert, Treasurer

Date	February 28, 2006